Shareholders' Deficit - Schedule of Common Stock Issuance (Details) - Common Stock [Member] - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Balance, shares	2,318,139	1,129,052
Share price conversion adjustment		548,842
Conversion of preferred stock to common stock and payment of preferred dividend paid with common stock	10,934	337,381
Issuance of common stock for professional services and fees		38,334
Share-based compensation	32,847
Issuance of common stock under Associate Stock Purchase Plan	20,179
Warrant exercises	384,505	189,908
Shares issued to Lincoln Park Capital Fund under Equity Line Agreement		78,673
Issuance of restricted common stock to Associates, net of forfeitures		5,600
Director equity exchange agreement		(25,521)
March 2016 equity offering	284,600
Balance, shares	3,155,088	2,318,139